SEGMENT REPORTING (Details 2) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Net sales	¥ 1,526,536	¥ 1,447,369	¥ 1,280,054
Income before income taxes	121,862	146,268	101,363
Depreciation and amortization	72,994	76,151	73,597
Write-down of inventories	17,361	7,256	11,507
Capital expenditures	56,670	56,611	56,688
Total assets	3,021,184	2,636,704	2,282,853
Operating Segments
Segment Reporting Information [Line Items]
Income before income taxes	108,841	134,292	85,535
Total assets	1,673,309	1,575,728	1,498,931
Operating Segments | Fine Ceramic Parts Group
Segment Reporting Information [Line Items]
Net sales	90,694	80,020	74,852
Income before income taxes	16,134	11,836	7,614
Depreciation and amortization	4,956	5,014	6,403
Write-down of inventories	138	330	252
Capital expenditures	6,077	3,195	3,348
Total assets	78,580	69,165	62,453
Operating Segments | Semiconductor Parts Group
Segment Reporting Information [Line Items]
Net sales	217,879	187,891	167,241
Income before income taxes	33,971	31,889	30,379
Depreciation and amortization	15,723	15,765	12,850
Write-down of inventories	2,065	824	228
Capital expenditures	11,465	16,566	14,727
Total assets	194,547	169,330	118,524
Operating Segments | Applied Ceramic Products Group
Segment Reporting Information [Line Items]
Net sales	277,629	272,795	211,439
Income before income taxes	3,159	33,501	17,924
Depreciation and amortization	12,527	13,558	15,152
Write-down of inventories	9,542	1,223	1,498
Capital expenditures	6,665	8,546	7,963
Total assets	306,984	317,750	327,465
Operating Segments | Electronic Device Group
Segment Reporting Information [Line Items]
Net sales	284,145	284,322	271,570
Income before income taxes	34,372	21,160	(4,014)
Depreciation and amortization	16,010	17,585	15,155
Write-down of inventories	1,816	1,170	956
Capital expenditures	14,471	12,048	14,071
Total assets	509,836	451,856	448,141
Operating Segments | Telecommunications Equipment Group
Segment Reporting Information [Line Items]
Net sales	204,290	186,749	177,314
Income before income taxes	(20,212)	1,437	1,340
Depreciation and amortization	4,339	5,091	7,514
Write-down of inventories	2,775	2,335	7,127
Capital expenditures	2,525	2,997	3,069
Total assets	102,762	105,597	119,894
Operating Segments | Information Equipment Group
Segment Reporting Information [Line Items]
Net sales	332,596	307,848	250,534
Income before income taxes	34,569	28,193	21,750
Depreciation and amortization	11,488	10,963	9,723
Write-down of inventories	803	1,016	1,106
Capital expenditures	9,196	5,550	6,536
Total assets	304,044	290,378	263,837
Operating Segments | All Other Segments
Segment Reporting Information [Line Items]
Net sales	172,925	173,137	159,902
Income before income taxes	6,848	6,276	10,542
Depreciation and amortization	5,820	5,965	4,734
Write-down of inventories	222	358	340
Capital expenditures	2,695	3,437	2,837
Total assets	176,556	171,652	158,617
Corporate gains and Equity in earnings (losses) of affiliates and unconsolidated subsidiaries
Segment Reporting Information [Line Items]
Income before income taxes	13,744	11,889	17,248
Total assets	1,492,915	1,182,912	892,098
Adjustments and eliminations
Segment Reporting Information [Line Items]
Net sales	(53,622)	(45,393)	(32,798)
Income before income taxes	(723)	87	(1,420)
Total assets	(145,040)	(121,936)	(108,176)
Corporate
Segment Reporting Information [Line Items]
Depreciation and amortization	2,131	2,210	2,066
Capital expenditures	¥ 3,576	¥ 4,272	¥ 4,137